Equitable Financial Life Insurance Company

Supplement dated November 5, 2020 to the current prospectus for Structured Capital Strategies® PLUS dated May 1, 2020

This Supplement modifies certain information in the above-referenced prospectus (the “Prospectus”) offered by Equitable Financial Life Insurance Company (the “Company”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The purpose of this Supplement is to provide you with information regarding (1) adding Enhanced Upside Segment Types, (2) adding new buffers for Dual Direction Segment Types, (3) adding Securities Indices for 1-year Standard Segments (4) adding new 1-year Standard Segment Types, and (5) removing the minimum age restriction for 1-year Standard Segment Types.

The following charts list the current Segment Types (including any new Segment Types added herein):

Enhanced Upside

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate

S&P 500 Price Return Index	6 year	-10%	12%

Standard

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate

S&P 500 Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%

Russell 2000® Price Return Index	6 year 1 year	-10%; -20%; -30% -10%	12% 2%

iShares® MSCI EAFE ETF	6 year 1 year	-10%; -20%; -30% -10%	12% 2%

NASDAQ-100 Price Return Index	1 year	-10%	2%

MSCI Emerging Markets Price Return Index	1 year	-10%	2%

Annual Lock

Index	Segment Duration	Annual Buffer	Minimum Performance Cap Rate

S&P 500 Price Return Index	6 year	-10%	2%

Russell 2000® Price Return Index	6 year	-10%	2%

iShares® MSCI EAFE ETF	6 year	-10%	2%

Step Up

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate

S&P 500 Price Return Index	1 year	-10%	2%

Russell 2000® Price Return Index	1 year	-10%	2%

iShares® MSCI EAFE ETF	1 year	-10%	2%

Dual Direction

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate

S&P 500 Price Return Index	6 year	-10%; -15%; -20%	12%; 15%; 20%

IM-17-20 (11.20)	Cat. #161778 (11.20)
SCS PLUS IF/NB	#20955

(1)	Adding Enhanced Upside Segment Types.

Effective November 23, 2020, we are adding a new Segment Option – Enhanced Upside Segment Types. An Enhanced Upside Segment is any Segment belonging to a Segment Type whose name includes “Enhanced Upside”. Enhanced Upside Segments multiply positive Index Performance Rates by an Enhanced Upside Rate to increase the Segment Rate of Return subject to the Performance Cap Rate. If the Index Performance Rate is flat (0%) or negative, the Enhanced Upside Rate will not apply. The Enhanced Upside Rate applicable to each Enhanced Upside Segment may vary and will be preannounced along with the applicable Performance Cap Rate at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplus. The Enhanced Upside Rate for the same Segment may be higher or lower for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year. The Enhanced Upside Rate is the multiplier used to increase positive Index Performance Rates as part of the Segment Rate of Return calculation. The Enhanced Upside Rate is only used to calculate the Segment Rate of Return. The Enhanced Upside Rate is not an annual rate of return even if the Segment Duration is longer than one year. The Enhanced Upside Rate will never be less than 105%. We will not open a Segment with an Enhanced Upside Rate below the minimum and the rate will not change during the Segment Duration.

Enhanced Upside Segment example: For the S&P 500 Price Return Index/Enhanced Upside/6 year/-10%/Enhanced Upside Rate Segment Type, a Segment could be established as S&P 500 Price Return Index Enhanced Upside/6 year/-10%/125% Enhanced Upside Rate with an 80% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. If the Index performs positively during this period, your Index Performance Rate will be increased by an Enhanced Upside rate subject to the Performance Cap Rate and your Segment Rate of Return could be as much as 80% for that Segment Duration. If the Index performance Rate is flat (0%), the Enhanced Upside Rate will not apply and the Segment Rate of Return will be 0%. If the Index performs negatively during this period, the Enhanced Upside Rate will not apply and at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0% (or equal to either), your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment. If the Index Performance Rate is more negative than the Segment Buffer, the Segment Rate of Return will be negative to the extent of the percentage exceeding the Segment Buffer.

Enhanced Upside Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Index Performance Rate may be increased by an Enhanced Upside Rate for certain positive Index returns. Please note that the Performance Cap Rate and Segment Rate of Return for Enhanced Upside Segments are cumulative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year.

For Enhanced Upside Segments, the Segment Rate of Return is equal to:

•	the Index Performance Rate increased by the applicable Enhanced Upside Rate subject to the Performance Cap Rate if the Index Performance Rate is positive or

•	the Index Performance Rate subject to the Segment Buffer if the Index Performance Rate is zero or negative,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is positive

equal to the LESSER of:

(1)  the Index Performance Rate multiplied by the applicable Enhanced Upside Rate or

(2)  the Performance Cap Rate;

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

is between zero and the Segment Buffer (or equal to either)	equal to zero minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Enhanced Upside Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index Enhanced Upside, 6-year Segment with a -10% Segment Buffer and 125% Enhanced Upside Rate, we set the Performance Cap Rate for that Segment at 80%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 40% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 50% Segment Rate of Return, and your Segment Maturity Value would be $1,500. We reach that amount as follows:

•

The Index Performance Rate multiplied by the Enhanced Upside Rate (50% = 40% * 125%) is less than the Performance Cap Rate (80%), so the Segment Rate of Return (50%) is equal to the Index Performance Rate multiplied by the Enhanced Upside Rate.

•	The Segment Return Amount ($500) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (50%).

•	The Segment Maturity Value ($1,500) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($500).

If the S&P 500 Price Return Index is 104% higher on the Segment Maturity Date than on the Segment Start Date, you will receive an 80% Segment Rate of Return, and your Segment Maturity Value would be $1,800. We reach that amount as follows:

•	The Index Performance Rate multiplied by the Enhanced Upside Rate (130%) is higher than the Performance Cap Rate (80%), so the Segment Rate of Return (80%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($800) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (80%).

•	The Segment Maturity Value ($1,800) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($800).

If the S&P 500 Price Return Index is 9% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

•	The Index Performance Rate is -9% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is 0%.

•	The Segment Return Amount ($0) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (0%).

•	The Segment Maturity Value ($1,000) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($0).

If the S&P 500 Price Return Index is 20% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -10% Segment Rate of Return, and your Segment Maturity Value would be $900. We reach that amount as follows:

•	The Index Performance Rate is -20% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return -10%.

•	The Segment Return Amount (-$100) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-10%).

•	The Segment Maturity Value ($900) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$100).

Assume that you invest $1,000 in an S&P 500 Price Return Index Enhanced Upside, 6-year Segment with a -10% Segment Buffer and 125% Enhanced Upside Rate, we set the Performance Cap Rate for that Segment at 80%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 13% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -4.2% Segment Rate of Return, and your Segment Maturity Value would be $958. We reach that amount as follows:

•

The Index Performance Rate is -13% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return (-4.2%) is equal to -3% minus the Return of Premium Death Benefit charge (1.20%).

•	The Segment Return Amount (-$42) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-4.2%).

•	The Segment Maturity Value ($958) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$42).

Risk Factors unique to Enhanced Upside Segment Types

•

For Enhanced Upside Segment Types. There is a risk of substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Enhanced Upside Segment you are subject to the same risk of loss.

•

The -10% Segment Buffer offered with Enhanced Upside Segments protects the Segment Investment from the first 10% of loss. The -10% Segment Buffer is the lowest level of protection offered under the contract. The highest level of protection is the -30% Segment Buffer which is only available with certain other Segments.

•

For Enhanced Upside Segments, the Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rate for Enhanced Upside Segments is 12%. We will not open a Segment with a Performance Cap Rate below the minimum Performance Cap Rate.

•

For Enhanced Upside Segments, your Segment Rate of Return is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange traded fund designed to track the performance of the applicable Index.

•

For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Enhanced Upside Segments will tend to have a lower Performance Cap Rate than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	For Enhanced Upside Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date.

(2)	Adding new buffers for Dual Direction Segment Types.

Effective November 23, 2020, -15% and -20% Segment Buffers are being added to create two new Dual Direction Segment Types:

•	S&P 500 Price Return Index/Dual Direction/6 year/-15% Segment Buffer and

•	S&P 500 Price Return Index/Dual Direction/6 year/-20% Segment Buffer.

Please note: Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -20% Segment Buffer, if the Index Performance Rate is -20.00% on the Segment Maturity Date the Segment Rate of Return is 20.00% whereas, if the Index Performance Rate is -20.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

(3)	Adding Securities Indices.

Effective November 23, 2020, we are adding the following Securities Indices for use with 1-yr Standard Segments:

MSCI Emerging Markets Price Return Index. The MSCI Emerging Markets Price Return Index was established by MSCI. The MSCI Emerging Markets Price Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of the date of this prospectus, the MSCI Emerging Markets Price Return Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. The MSCI Emerging Markets Price Return Index does not include dividends declared by any of the companies included in this Index.

NASDAQ-100 Price Return Index. The NASDAQ-100 Price Return Index includes securities of 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The NASDAQ-100 Price Return Index does not include dividends declared by any of the companies included in this Index.

(4)	Adding new 1-year Standard Segment Types.

Effective November 23, 2020, we are adding the iShares® MSCI EAFE ETF, NASDAQ-100 Price Return Index and MSCI Emerging Markets Price Return Index for 1-year Standard Segments creating the following new Standard Segments Types:

•	iShares® MSCI EAFE ETF/1 year/-10% Segment Buffer;

•	NASDAQ-100 Price Return Index/1 year/-10% Segment Buffer; and

•	MSCI Emerging Markets Price Return Index/1 year/-10% Segment Buffer.

(5)	Removing the minimum age restriction for 1-year Standard Segments.

Effective November 23, 2020, we are removing the restriction that 1-year Standard Segments are only available if you are at least 91 years old. This means 1-year Standard Segments no longer have a minimum age restriction and are now generally available until you turn 97 years old.

Since 1-year Standard Segments are now generally available, please note:

•

Risk Factor. If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Segment.

•

Spousal continuation — Return of Premium Death Benefit was not elected. The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options.

•

Beneficiary continuation option — Beneficiary continuation option for NQ contracts only. Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment.

Please also note the following changes to the Prospectus:

1.	The following hereby amends the corresponding sections in “Incorporation of certain documents by reference”:

Our Annual Report on Form 10-K for the period ended December 31, 2019, our Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2020, June 30, 2020 and September 30, 2020, and our current reports on Form 8-K dated October 28, 2020 are considered to be part of this Prospectus because they are incorporated by reference.

2.	The following hereby supplements the information in “Appendix III: Segment Interim Value — Overview of the Purposes and Impacts of the Calculation — Fair Value of Hypothetical Derivatives”:

For Enhanced Upside Segments, we use hypothetical put and call options to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the value of the downside protection that would be provided at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity due to the Performance Cap Rate.

3.	The following hereby supplements the information in “Appendix III: Segment Interim Value — Overview of the Purposes and Impacts of the Calculation — Fair Value of Hypothetical Derivatives”:

At the time the Segment Interim Value is determined, the Fair Value of Hypothetical Derivatives for Enhanced Upside Segments is calculated using several different hypothetical options. These hypothetical options are designated for each Enhanced Upside Segment and are described in more detail below.

At-the-Money Call Option (strike price equals the index value at Segment inception). For Enhanced Upside Segments, the potential for gain in an up market is estimated using the value of this hypothetical option. Enhanced Upside Segments use a multiple of this option, specifically the option quantity is multiplied by the Enhanced Upside Rate.

Out-of-the-Money Call Option (strike price equals the index value at Segment inception increased by a percentage equal to the Performance Cap Rate divided by the Enhanced Upside Rate). The risk of loss is estimated using the value of this hypothetical option. Enhanced Upside Segments use a multiple of this option, specifically the option quantity is multiplied by the Enhanced Upside Rate.

For Enhanced Upside Segments, the net amount of the At-the-Money Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment in an up market as limited by the Performance Cap Rate.

Out-of-the-Money Put Option (strike price equals the index value at Segment inception decreased by the Segment Buffer). The risk of loss in a down market in excess of the Buffer is estimated using the value of this hypothetical option.

It is important to note that the put option value will almost always reduce the principal you receive, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

4.	The following hereby supplements the information in “Appendix III: Segment Interim Value — Detailed Descriptions of Specific Inputs to the Calculation — Fair Value of Hypothetical Derivatives”:

For each Enhanced Upside Segment, we designate and value several hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Enhanced Upside Segments, these are: (1) At-the-Money Call Option, (2) Out-of-the-Money Call Option and (3) Out-of-the-Money Put Option. At Segment maturity, these hypothetical options are designated to value enhanced gains up to the Performance Cap Rate in an up market and down to the Buffer in a down market, as well as, value losses below the Segment Buffer.

5.	The following hereby supplements the information in “Appendix III: Segment Interim Value — Detailed Descriptions of Specific Inputs to the Calculation — Fair Value of Hypothetical Derivatives”:

(1)

At-the-Money Call Option (Enhanced Upside Segments use a multiple of this option, specifically the option quantity is multiplied by the Enhanced Upside Rate): This is an option to buy a position in the relevant Index equal to the Segment Investment multiplied by the Enhanced Upside Rate on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the At-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(2)

Out-of-the-Money Call Option (Enhanced Upside Segments use a multiple of this option, specifically the option quantity is multiplied by the Enhanced Upside Rate): This is an option to buy a position in the relevant Index equal to the Segment Investment multiplied by the Enhanced Upside Rate on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date plus the price of the Index on the Segment Start Date multiplied by the Performance Cap Rate divided by the Enhanced Upside Rate. At any time during the Segment Duration, the fair value of the Out-of-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date in excess of the Performance Cap Rate, multiplied by the Segment Investment. The value of this option is used to offset the value of the At-the-Money Call Option, thus recognizing in the Interim Segment Value a ceiling on gains at Segment maturity imposed by the Performance Cap Rate.

(3)

Out-of-the-Money Put Option: This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of the Out-of-the-Money Put option is used to value the potential losses that may be incurred in excess of the Segment Buffer at Segment maturity.

For Enhanced Upside Segments, the Fair Value of Hypothetical Derivatives is equal to (1) minus (2) minus (3), as defined above.

6.	The following hereby supplements the information in “Appendix III: Segment Interim Value — Detailed Descriptions of Specific Inputs to the Calculation — (A)(2) Fair Value of Hypothetical Derivatives”:

We determine the fair value of each of the applicable designated hypothetical options for an Enhanced Upside Segment using a market standard model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives prior to Segment maturity (e.g., the estimated ask price).

7.	The following hereby supplements the information in “Appendix III: Segment Interim Value — Detailed Descriptions of Specific Inputs to the Calculation — (B) Pro Rata Share of Performance Cap Rate”:

For Enhanced Upside Segments, prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed without regard to the Enhanced Upside Rate which is only used when calculating the Segment Rate of Return. For example, if the Performance Cap Rate for a 6-year Enhanced Upside Segment is 80%, then at the end of 548 days, the Pro Rata Share of the Performance Cap Rate would be 20%, because 80% x 548/2192 = 20%; as a result, the Segment Interim Value and the end of 548 days could not exceed 120% of the Segment Investment.

8.	The following hereby supplements the information in “Appendix III: Segment Interim Value — EXAMPLES”:

Example: Segment Interim Value — Enhanced Upside Segments

Item	6-Year Segment	6-Year Segment
Segment Duration (in months)	72	72
Valuation Date (months since Segment Start Date)	9	69
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	85%	85%
Enhanced Upside Rate	125%	125%
Time to Maturity (in months)	63	3

Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	$245.35	$480.81
Cap Calculation Factor	$105.04	$4.99
Sum of above	$1,261.84	$1,483.85
Segment Investment multiplied by prorated Performance Cap Rate	$1,106.25	$1,814.58
Segment Interim Value	$1,106.25	$1,483.85

Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	-$79.36	-$37.60
Cap Calculation Factor	$105.04	$4.99
Sum of above	$937.12	$965.43
Segment Investment multiplied by prorated Performance Cap Rate	$1,106.25	$1,814.58
Segment Interim Value	$937.12	$965.43

Assuming the change in the Index Value is -40% (for example from 100.00 to 60.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	-$321.38	-$308.88
Cap Calculation Factor	$105.04	$4.99
Sum of above	$695.10	$694.16
Segment Investment multiplied by prorated Performance Cap Rate	$1,106.25	$1,814.58
Segment Interim Value	$695.10	$694.16

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility of 23.5% is assumed.
(2)	Investment rate corresponding to remainder of Segment term is 1.78% (63 months to maturity) and 0.79% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is assumed 1.16% (63 months to maturity) and 0.69% (3 months to maturity).
(4)	Index dividend yield is 1.95% annually.
(5)	One-half estimated Bid-Ask Spread of 75 bps.

Examples: Effect of Withdrawals on Segment Interim Value — Enhanced Upside Segments

Item	6-Year Segment	6-Year Segment
Segment Duration (in months)	72	72
Valuation Date (Months since Segment Start Date)	9	69
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	85%	85%
Enhanced Upside Rate	125%	125%
Time to Maturity (in months)	63	3
Amount Withdrawn[1]	$100	$100

Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Segment Interim Value[2]	$1,106.25	$1,483.85
Percent Withdrawn[3]	9.04%	6.74%
New Segment Investment[4]	$909.60	$932.61
New Segment Interim Value[5]	$1,006.26	$1,383.85

Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Segment Interim Value[2]	$937.12	$965.43
Percent Withdrawn[3]	10.67%	10.36%
New Segment Investment[4]	$893.29	$896.42
New Segment Interim Value[5]	$837.12	$865.43

Assuming the change in the Index Value is -40% (for example from 100.00 to 60.00)
Segment Interim Value[2]	$695.10	$694.16
Percent Withdrawn[3]	14.39%	14.41%
New Segment Investment[4]	$856.14	$855.94
New Segment Interim Value[5]	$595.10	$594.16
(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 — Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 — Percent Withdrawn).